REVENUE RECOGNITION - Capitalized Contract (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Costs to Obtain Contract
Capitalized Contract Cost [Line Items]
Asset balance	$ 19	$ 20
Total amortization	8
Associated impairment losses	0
Fulfillment Costs
Capitalized Contract Cost [Line Items]
Asset balance	5	$ 4
Total amortization	4
Associated impairment losses	$ 0